Hedge accounting - Hedged item maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 9,738,021	R$ 2,537,950	R$ 248,896
0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	520,853	1,977	7,658
1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	276,219	13,375	0
2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	478,745	240,646	0
3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	1,028,004	247,514	91,698
4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	4,510,125	672,978	149,540
5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	2,924,075	1,361,460	0
Hedge of Fair Value
Disclosure of detailed information about hedged items [line items]
Notional value	9,297,999	2,188,732	0
Hedge of Fair Value | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	136,636	1,977
Hedge of Fair Value | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	276,219	13,375
Hedge of Fair Value | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	478,745	94,099
Hedge of Fair Value | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	972,199	44,843
Hedge of Fair Value | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	4,510,125	672,978
Hedge of Fair Value | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	2,924,075	1,361,460
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional value	440,022	349,218	248,896
Hedge of net investment in foreign operations | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	384,217	0	7,658
Hedge of net investment in foreign operations | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	0
Hedge of net investment in foreign operations | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	146,547	0
Hedge of net investment in foreign operations | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	55,805	202,671	91,698
Hedge of net investment in foreign operations | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	149,540
Hedge of net investment in foreign operations | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 0	R$ 0	R$ 0